Guarantees and commitments - Other commitments maturity (Details 7) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Other commitments
Maturity less than 1 year	SFr 14,087	SFr 23,883
Maturity between 1 to 3 years	22,548	33,569
Maturity between 3 to 5 years	22,981	44,565
Maturity greater than 5 years	4,817	15,051
Total gross amount	64,433	117,068
Total net amount	61,149	112,870
Unused revocable credit limits	98,850	129,224
Irrevocable commitments under documentary credits
Other commitments
Maturity less than 1 year	2,195	3,378
Maturity between 1 to 3 years	28	41
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	1
Total gross amount	2,223	3,420
Total net amount	2,159	3,233
Loan commitments
Other commitments
Maturity less than 1 year	11,471	19,272
Maturity between 1 to 3 years	22,514	33,512
Maturity between 3 to 5 years	22,980	44,563
Maturity greater than 5 years	4,615	14,782
Total gross amount	61,580	112,129
Total net amount	58,361	108,118
Forward reverse repurchase agreements
Other commitments
Maturity less than 1 year	147	1,021
Maturity between 1 to 3 years	0	0
Maturity between 3 to 5 years	0	0
Maturity greater than 5 years	0	0
Total gross amount	147	1,021
Total net amount	147	1,021
Other commitments
Other commitments
Maturity less than 1 year	274	212
Maturity between 1 to 3 years	6	16
Maturity between 3 to 5 years	1	2
Maturity greater than 5 years	202	268
Total gross amount	483	498
Total net amount	SFr 482	SFr 498